Income Tax Expenses (Details 2)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Expenses
Current	$ 4,453,088	27,150,033	62,717,151	105,194,680
Deferred	0	0	0	0
Income tax expenses	$ 4,453,088	27,150,033	62,717,151	105,194,680